                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/Robert Horwitz     Glen Rock, New Jersey   5/10/2001
         ___________________   __________________      _________
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         NONE









































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:     $47,424
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE































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
                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                        MARCH 31, 2001


   COLUMN                COLUMN          COLUMN      COLUMN        COLUMN       COLUMN    COLUMN           COLUMN
     1                     2               3           4             5             6         7               8
                         TITLE           CUSIP       VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        NUMBER      (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
--------------           --------        ------      -------- -------  --- ---- ---------- --------  ----   ------   ----

BICC GENERAL CABLE        COMMON        369300108      1953   180000  SH        Sole                180000
BROOKSTONE INC            COMMON        114537103       913    61400  SH        Sole                 61400
CISCO SYSTEMS INC         COMMON        17275r102       261    16500  SH        Sole                 16500
CRYPTOLOGIC INC           COMMON        228906103      4294   375400  SH        Sole                375400
EARTHWEB                  COMMON        27032c108       122    54300  SH        Sole                 54300
INAMED CORP.              COMMON        453235103       765    32209  SH        Sole                 32209
INTERPUBLIC               COMMON        460690100      1889    55000  SH        Sole                 55000
LIBERTY LIVEWIRE          COMMON        530709104       170    48780  SH        Sole                 48780
M T R GAMING              COMMON        553769100       206    39200  SH        Sole                 39200
NASDAQ 100 SHARES
  UNIT SER 1              COMMON        631100104      3915   100000  SH        Sole                100000
PFIZER INC.               COMMON        717081103      6470   158000  SH        Sole                158000
RADIAN GROUP              COMMON        750261018      2100    31000  SH        Sole                 31000
RADWARE                   COMMON        m81873107       394    34800  SH        Sole                 34800
ROGERS COMMONM            COMMON        775109200      1063    71600  SH        Sole                 71600
SCP POOLS                 COMMON        784028102      1193    36700  SH        Sole                 36700
SOFTNET SYSTEMS           COMMON        833964109       227   151000  SH        Sole                151000
SOLA INTERNATIONAL        COMMON        834092108      1470   163200  SH        Sole                163200
STATION CASINOS INC       COMMON        857689103      1933   140000  SH        Sole                140000
TUCKER ANTHONY            COMMON        898647102       642    33900  SH        Sole                 33900
UNITED GLOBAL             COMMON        913247508      3038   231500  SH        Sole                231500
WATCHGUARD TECH           COMMON        941105108      1291   156500  SH        Sole                156500
WATER PIK TECH            COMMON        94113u100      1850   260600  SH        Sole                260600
ACCLAIM ENTERTMT          CONVERTIBLE
                            DEBT        004325aa4      4836 12400000  PRN       Sole              12400000
EARTHWEB INC SUB          CONVERTIBLE
  NOTE CONV                 DEBT        27032cab4      3572  9400000  PRN       Sole               9400000
INTERNET CAP GRP          CONVERTIBLE
                            DEBT        46059caa4      2025  7500000  PRN       Sole               7500000
METAMOR WORLDWIDE         CONVERTIBLE
                            DEBT        59133paa8       537  2900000  PRN       Sole               2900000
TERAYON COMMONM           CONVERTIBLE
                            DEBT        880775ac5       295  1000000  PRN       Sole               1000000
    TOTAL                                             47424



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